Property and equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Stock-based compensation	$ 1,998,916	$ 1,954,462	$ 1,727,674	$ 2,120,655
Depreciation			$ 8,283,981	$ 7,465,095